Goodwill and Other Intangible Assets, Net - Changes in Carrying Amount of Goodwill and Other Intangible Assets (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	₩ 129,907	₩ 370,663	₩ 224,328
POSCO INTERNATIONAL CORPORATION [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill		₩ 337,953
POSCO Canada Ltd [member] | Greenhills Mine [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss	₩ 88,518